Schedule of Investments(a)
May 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.56%
Aerospace & Defense–3.00%
Airbus SE (France)(b)	1,171,854	$137,297,371
Lockheed Martin Corp.	394,193	173,488,281
Textron, Inc.(b)	850,747	55,545,272
		366,330,924
Agricultural & Farm Machinery–0.99%
Deere & Co.(b)	337,165	120,630,894
Application Software–3.69%
Adobe, Inc.(c)	219,470	91,404,866
Datadog, Inc., Class A(c)	280,198	26,728,087
HubSpot, Inc.(b)(c)	39,817	13,445,803
Roper Technologies, Inc.(b)	172,774	76,442,128
salesforce.com, inc.(c)	259,591	41,596,862
Synopsys, Inc.(c)	458,758	146,435,554
Trade Desk, Inc. (The), Class A(c)	1,030,211	53,622,482
		449,675,782
Asset Management & Custody Banks–0.29%
Blackstone, Inc., Class A	190,421	22,429,690
KKR & Co., Inc., Class A	230,110	12,612,329
		35,042,019
Automobile Manufacturers–1.35%
General Motors Co.(c)	2,963,934	114,644,967
Tesla, Inc.(c)	65,995	50,041,369
		164,686,336
Automotive Retail–0.71%
O’Reilly Automotive, Inc.(c)	135,396	86,270,269
Biotechnology–0.72%
AbbVie, Inc.(b)	599,650	88,370,420
Casinos & Gaming–0.83%
Caesars Entertainment, Inc.(b)(c)	581,699	29,183,839
Penn National Gaming, Inc.(b)(c)	2,259,372	72,209,529
		101,393,368
Construction Machinery & Heavy Trucks–0.58%
Caterpillar, Inc.	328,368	70,878,233
Consumer Electronics–0.90%
Sony Group Corp. (Japan)	1,172,600	110,321,858
Copper–0.88%
Freeport-McMoRan, Inc.	2,754,518	107,646,563
Data Processing & Outsourced Services–4.84%
Adyen N.V. (Netherlands)(c)(d)	26,890	41,875,723
Visa, Inc., Class A(b)	2,582,584	547,946,847
		589,822,570
Diversified Metals & Mining–0.70%
Glencore PLC (Australia)	12,955,367	85,200,033
Diversified Support Services–0.47%
Cintas Corp.	144,918	57,725,187
Shares		Value
Electrical Components & Equipment–0.44%
Generac Holdings, Inc.(b)(c)	216,524	$53,498,750
Electronic Equipment & Instruments–1.54%
Teledyne Technologies, Inc.(c)	464,328	188,122,489
Environmental & Facilities Services–0.51%
Republic Services, Inc.	464,745	62,201,471
Financial Exchanges & Data–0.57%
S&P Global, Inc.	200,024	69,904,387
Food Distributors–1.35%
Sysco Corp.	738,335	62,153,040
US Foods Holding Corp.(c)	3,098,970	102,637,887
		164,790,927
Food Retail–0.55%
HelloFresh SE (Germany)(c)	1,818,458	67,592,790
Gold–0.28%
Barrick Gold Corp. (Canada)	1,651,986	33,849,193
Health Care Distributors–0.48%
AmerisourceBergen Corp.(b)	376,204	58,232,617
Health Care Equipment–1.17%
Abbott Laboratories	489,632	57,512,175
DexCom, Inc.(b)(c)	39,138	11,660,776
Edwards Lifesciences Corp.(c)	609,630	61,481,185
Intuitive Surgical, Inc.(c)	54,192	12,336,267
		142,990,403
Health Care Facilities–0.19%
HCA Healthcare, Inc.	110,477	23,244,361
Home Improvement Retail–2.52%
Lowe’s Cos., Inc.(b)	1,570,972	306,810,832
Hotels, Resorts & Cruise Lines–1.68%
Booking Holdings, Inc.(c)	91,323	204,888,630
Hypermarkets & Super Centers–0.40%
Walmart, Inc.	375,678	48,323,461
Insurance Brokers–0.72%
Aon PLC, Class A	164,345	45,304,986
Marsh & McLennan Cos., Inc.	265,980	42,543,501
		87,848,487
Integrated Oil & Gas–2.03%
Occidental Petroleum Corp.(b)	1,354,888	93,907,287
Suncor Energy, Inc. (Canada)(b)	3,809,106	153,811,701
		247,718,988
Interactive Home Entertainment–3.34%
Electronic Arts, Inc.	1,267,715	175,768,685
Nintendo Co. Ltd. (Japan)	345,700	153,869,491
Take-Two Interactive Software, Inc.(b)(c)	620,812	77,309,718
		406,947,894

See accompanying notes which are an integral part of this schedule.
Invesco American Franchise Fund

Shares		Value
Interactive Media & Services–8.78%
Alphabet, Inc., Class A(c)	349,030	$794,127,017
Kuaishou Technology (China)(c)(d)	3,542,500	34,214,909
Meta Platforms, Inc., Class A(c)	1,118,120	216,512,757
ZoomInfo Technologies, Inc., Class A(b)(c)	638,405	25,785,178
		1,070,639,861
Internet & Direct Marketing Retail–7.00%
Amazon.com, Inc.(c)	298,003	716,455,833
Farfetch Ltd., Class A (United Kingdom)(b)(c)	4,004,742	35,922,536
JD.com, Inc., ADR (China)(b)	1,814,863	101,850,111
		854,228,480
Internet Services & Infrastructure–0.56%
Cloudflare, Inc., Class A(c)	526,079	29,460,424
MongoDB, Inc.(b)(c)	96,433	22,869,086
Snowflake, Inc., Class A(c)	120,766	15,415,780
		67,745,290
Life Sciences Tools & Services–1.51%
Thermo Fisher Scientific, Inc.	325,546	184,770,143
Managed Health Care–4.18%
UnitedHealth Group, Inc.	1,027,145	510,265,093
Oil & Gas Equipment & Services–0.50%
Baker Hughes Co., Class A	1,542,058	55,483,247
Halliburton Co.	148,205	6,002,302
		61,485,549
Oil & Gas Exploration & Production–0.30%
Antero Resources Corp.(b)(c)	843,202	36,156,502
Oil & Gas Refining & Marketing–1.31%
Marathon Petroleum Corp.	1,564,781	159,279,058
Other Diversified Financial Services–0.16%
Apollo Global Management, Inc.(b)	342,258	19,727,751
Pharmaceuticals–5.48%
AstraZeneca PLC (United Kingdom)	669,381	88,558,333
Bayer AG (Germany)	5,213,192	372,585,093
Eli Lilly and Co.	277,264	86,905,628
Novo Nordisk A/S, Class B (Denmark)	1,082,937	119,902,451
		667,951,505
Property & Casualty Insurance–1.26%
Chubb Ltd.	583,033	123,189,043
Progressive Corp. (The)	252,538	30,147,986
		153,337,029
Semiconductor Equipment–1.99%
Applied Materials, Inc.	1,074,703	126,051,915
ASML Holding N.V., New York Shares (Netherlands)	90,724	52,283,334
Enphase Energy, Inc.(b)(c)	346,069	64,434,587
		242,769,836
Semiconductors–5.05%
Monolithic Power Systems, Inc.(b)	164,791	74,220,219
NVIDIA Corp.	1,597,286	298,245,242
Shares		Value
Semiconductors–(continued)
QUALCOMM, Inc.	1,700,978	$243,614,069
		616,079,530
Specialized REITs–0.71%
Crown Castle International Corp.(b)	459,202	87,087,659
Systems Software–13.36%
Crowdstrike Holdings, Inc., Class A(c)	450,698	72,107,173
Microsoft Corp.	4,276,042	1,162,527,538
Palo Alto Networks, Inc.(b)(c)	367,965	185,005,443
ServiceNow, Inc.(b)(c)	410,914	192,089,968
Zscaler, Inc.(b)(c)	117,738	18,024,510
		1,629,754,632
Technology Hardware, Storage & Peripherals–6.91%
Apple, Inc.	5,663,469	842,950,726
Trading Companies & Distributors–0.88%
Fastenal Co.(b)	986,079	52,814,391
United Rentals, Inc.(c)	183,548	54,730,343
		107,544,734
Trucking–0.90%
Knight-Swift Transportation Holdings, Inc.(b)	1,660,349	80,759,375
Lyft, Inc., Class A(b)(c)	1,645,728	29,096,471
		109,855,846
Total Common Stocks & Other Equity Interests (Cost $8,282,517,661)		12,022,589,360
Money Market Funds–1.39%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(e)(f)	59,337,802	59,337,802
Invesco Liquid Assets Portfolio, Institutional Class, 0.75%(e)(f)	42,369,528	42,365,292
Invesco Treasury Portfolio, Institutional Class, 0.54%(e)(f)	67,814,631	67,814,631
Total Money Market Funds (Cost $169,511,153)		169,517,725
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $8,452,028,814)		12,192,107,085
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–6.59%
Invesco Private Government Fund, 0.74%(e)(f)(g)	240,902,421	240,902,421
Invesco Private Prime Fund, 0.87%(e)(f)(g)	562,049,444	562,105,661
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $802,962,244)		803,008,082
TOTAL INVESTMENTS IN SECURITIES–106.54% (Cost $9,254,991,058)		12,995,115,167
OTHER ASSETS LESS LIABILITIES—(6.54)%		(797,192,973)
NET ASSETS–100.00%		$12,197,922,194
See accompanying notes which are an integral part of this schedule.
Invesco American Franchise Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2022.
(c)	Non-income producing security.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $76,090,632, which represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$15,588,579	$1,016,499,402	$(972,750,179)	$-	$-	$59,337,802	$55,798
Invesco Liquid Assets Portfolio, Institutional Class	11,134,585	718,767,449	(687,517,414)	6,572	(25,900)	42,365,292	59,677
Invesco Treasury Portfolio, Institutional Class	17,815,519	1,161,713,603	(1,111,714,491)	-	-	67,814,631	70,443
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	163,398,254	1,825,844,721	(1,748,340,554)	-	-	240,902,421	216,901*
Invesco Private Prime Fund	381,262,596	3,410,162,729	(3,229,216,618)	45,834	(148,880)	562,105,661	717,448*
Investments in Other Affiliates:
Reata Pharmaceuticals, Inc.	269,677,142	-	(77,137,861)	32,829,244	(225,368,525)	-	-
Total	$858,876,675	$8,132,987,904	$(7,826,677,117)	$32,881,650	$(225,543,305)	$972,525,807	$1,120,267

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco American Franchise Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$10,811,171,308	$1,211,418,052	$—	$12,022,589,360
Money Market Funds	169,517,725	803,008,082	—	972,525,807
Total Investments	$10,980,689,033	$2,014,426,134	$—	$12,995,115,167
Invesco American Franchise Fund